FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 169,633	$ 107,866
Derivative financial instruments	176,084	150,108
Brokerage receivables	21,037	17,576
Financial assets at fair value not held for trading	104,018	59,796
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Non-financial assets - Precious metals and other physical commodities	5,930	4,471
Other non-financial assets measured at fair value	31	110
Total assets measured at fair value	$ 478,966	342,166
Pfandbriefbank schweizerischer Hypothekarinstitute AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Voting right held by the entity	20.00%
Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	$ 47,400
Total assets measured at fair value	124,603
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	104,325	83,988
Financial assets at fair value not held for trading	3,241	849
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	15,830	6,464
Financial assets at fair value not held for trading	19,107	16,741
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,645	7,330
Financial assets at fair value not held for trading	1,592	1,063
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	15,069	7,880
Financial assets at fair value not held for trading	17,000	14,366
Financial assets measured at fair value through other comprehensive income	276	335
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	23,456	1,807
Financial assets at fair value not held for trading	6,510	4,337
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	248	397
Financial assets at fair value not held for trading	1,704	0
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	78,659	85,458
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	55,597	39,805
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,473	22,195
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,969	1,038
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,883	1,365
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,208	1,326
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	36,909	7,704
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	15,884	13,072
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,948	1,878
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	118,975	96,241
Derivative financial instruments	622	769
Brokerage receivables	0	0
Financial assets at fair value not held for trading	30,717	26,572
Financial assets measured at fair value through other comprehensive income	68	57
Non-financial assets - Precious metals and other physical commodities	5,930	4,471
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	156,312	128,110
Level 1 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	7,015
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	102,602	83,074
Financial assets at fair value not held for trading	105	57
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,995	5,496
Financial assets at fair value not held for trading	14,306	13,103
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,392	6,673
Financial assets at fair value not held for trading	367	307
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	984	976
Financial assets at fair value not held for trading	62	35
Financial assets measured at fair value through other comprehensive income	68	57
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3	22
Financial assets at fair value not held for trading	0	0
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	347	575
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	1
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	15,877	13,071
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	28,045	10,138
Derivative financial instruments	172,903	147,875
Brokerage receivables	21,037	17,576
Financial assets at fair value not held for trading	64,865	29,498
Financial assets measured at fair value through other comprehensive income	2,165	2,182
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	289,015	207,269
Level 2 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	91,133
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,403	789
Financial assets at fair value not held for trading	38	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,763	950
Financial assets at fair value not held for trading	4,801	3,638
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,124	596
Financial assets at fair value not held for trading	548	566
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	12,801	6,363
Financial assets at fair value not held for trading	16,722	14,101
Financial assets measured at fair value through other comprehensive income	207	278
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,837	1,179
Financial assets at fair value not held for trading	4,252	3,602
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	112	261
Financial assets at fair value not held for trading	1,525	0
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	78,060	84,881
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	55,190	39,345
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	34,174	21,542
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,456	719
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,869	1,334
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	36,857	7,590
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	7	1
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,948	1,878
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	22,613	1,488
Derivative financial instruments	2,559	1,464
Brokerage receivables	0	0
Financial assets at fair value not held for trading	8,435	3,725
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	31	110
Total assets measured at fair value	33,639	6,788
Level 3 | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total assets measured at fair value	26,455
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	321	126
Financial assets at fair value not held for trading	3,097	792
Total assets measured at fair value	3,400	900
Level 3 | Equity instruments | Pfandbriefbank schweizerischer Hypothekarinstitute AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	600
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	73	18
Financial assets at fair value not held for trading	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	129	61
Financial assets at fair value not held for trading	678	190
Total assets measured at fair value	800	300
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,284	541
Financial assets at fair value not held for trading	215	230
Financial assets measured at fair value through other comprehensive income	0	0
Total assets measured at fair value	1,500	800
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	19,618	628
Financial assets at fair value not held for trading	2,258	736
Level 3 | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Increase / (decrease) in financial assets at fair value held for trading	19,000
Level 3 | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Levelling of financial assets at fair value held for trading	2,400
Level 3 | Securitized lending facilities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Increase / (decrease) in financial assets at fair value held for trading	5,000
Level 3 | Loans with securitization collateral | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Increase / (decrease) in financial assets at fair value held for trading	6,000
Level 3 | Revolving loan facilities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Increase / (decrease) in financial assets at fair value held for trading	3,000
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	133	114
Financial assets at fair value not held for trading	180	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	253	2
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	407	460
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,299	653
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	513	318
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	13	30
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,208	1,326
Total assets measured at fair value	1,200	1,300
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	52	114
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0